Reinsurance (Reinsurance Recoverable by Counterparty) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	$ 37,096,562	$ 40,444,196
PARU
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	15,051,337	14,314,640
PALAC
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	0	6,961,542
PURC
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	6,928,950	6,557,937
PARCC
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	2,437,589	2,736,429
GUL Re
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	3,124,697	2,898,472
PAR Term
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	2,040,599	2,463,381
Prudential Insurance
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	986,013	1,259,013
Term Re
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	1,830,197	2,304,710
Lotus Re
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	1,952,215	32,039
DART
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	578,462	767,892
Unaffiliated
Effects of Reinsurance [Line Items]
Total Reinsurance Recoverables	$ 2,166,503	$ 148,141